SUPPLEMENTAL CONSOLIDATED BALANCE SHEETS INFORMATION	12 Months Ended
Dec. 31, 2014
SUPPLEMENTAL CONSOLIDATED BALANCE SHEETS INFORMATION [Abstract]
SUPPLEMENTAL CONSOLIDATED BALANCE SHEETS INFORMATION

NOTE 21 -    SUPPLEMENTAL CONSOLIDATED BALANCE SHEETS INFORMATION

	Warranty provision	Allowance for Doubtful Accounts

Balance, as of January 1, 2012	$288	$190
Additions	196	258
Deductions	(208)	(72)

Balance, as of December 31, 2012	276	376
Additions	186	17
Deductions	(190)	(270)

Less: Held for sale	(43)	-

Balance, as of December 31, 2013	229	123
Additions	286	107
Deductions	(264)	(105)

Balance, as of December 31, 2014	$251	$125